OIL AND GAS SALES AND MARKETING REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
OIL AND GAS SALES AND MARKETING REVENUES [abstract]
Schedule of oil and gas sales and marketing revenues
	2018	2019	2020

Gross sales	191,966	202,635	142,863
Less: Royalties	(4,215)	(4,432)	(2,725)
PRC government's share of oil	(1,194)	(1,030)	(537)
Oil and gas sales	186,557	197,173	139,601
Marketing revenues	35,830	30,867	12,131